Capital increase	6 Months Ended
Jun. 30, 2020
Capital increase
Capital increase

Capital increase

On June 30, 2020, Galapagos NV’s share capital was represented by 65,254,562 shares. All shares were issued, fully paid up and of the same class. The below table summarizes our capital increases for the period ended June 30, 2020.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription rights	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2020	64,666,802	€287,282	€2,703,583	€2,990,865

March 17, 2020 : exercise of subscription rights	152,220	824	4,531	5,355	35.18	141.40

May 28, 2020 : exercise of subscription rights	435,540	2,356	15,558	17,914	41.13	186.60

On June 30, 2020	65,254,562	€290,462	€2,723,671	€3,014,133